Sustainable Aware Equity Fund [Member] Expense Example - Sustainable Aware Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	973
Expense Example, with Redemption, 5 Years	1,267
Expense Example, with Redemption, 10 Years	2,101
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,327
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	2,427
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,332
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,160
Sustainable Aware Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,040
Sustainable Aware Equity Fund | Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,260
Sustainable Aware Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	2,367
Sustainable Aware Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,035
Sustainable Aware Equity Fund | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,265
Sustainable Aware Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	$ 1,092